Goodwill, Tradenames and Other Assets	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Goodwill, Tradenames and Other Assets

7. Goodwill, Tradenames and Other Assets

Goodwill

Goodwill by segment is as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 30, 2012	$527,069	$740,465	$173,961	$1,441,495

Balance, September 29, 2013	$527,069	$740,465	$173,961	$1,441,495

The authoritative guidance for business combinations requires that all business combinations be accounted for at fair value under the acquisition method of accounting. The authoritative guidance for goodwill provides that goodwill will not be amortized, but will be tested for impairment on an annual basis or more often when events indicate. The Company completed its annual testing as of December 30, 2012, which indicated no impairment.

Tradenames

Tradenames by segment are as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 30, 2012	$796,680	$771,312	$36,000	$1,603,992

Balance, September 29, 2013	$796,680	$771,312	$36,000	$1,603,992

The authoritative guidance for indefinite-lived assets provides that indefinite-lived assets will not be amortized, but will be tested for impairment on an annual basis or more often when events indicate. As a result of its annual testing of indefinite-lived assets in December 2012, the Company recorded impairment charges totaling $0.5 million in its Bernstein’s tradename during the year ended December 30, 2012.

Other Assets

	September 29, 2013
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(34,326)	$18,484
Customer relationships—Distributors	36	125,746	(32,919)	92,827
Customer relationships—Food Service	7	36,143	(34,438)	1,705
Customer relationships—Private Label	7	9,214	(8,942)	272
License	7	4,875	(2,812)	2,063

Total amortizable intangibles		$228,788	$(113,437)	$115,351
Deferred financing costs		35,988	(20,181)	15,807
Financial instruments		25,065	—	25,065
Other (1)		5,200	—	5,200

Total other assets, net				$161,423

	Amortizable intangibles by segment
	Birds Eye Frozen			$64,884
	Duncan Hines Grocery			45,034
	Specialty Foods			5,433

				$115,351

	December 30, 2012
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(30,365)	$22,445
Customer relationships—Distributors	36	125,746	(28,791)	96,955
Customer relationships—Food Service	7	36,143	(31,882)	4,261
Customer relationships—Private Label	7	9,214	(8,533)	681
License	7	4,875	(2,250)	2,625

Total amortizable intangibles		$228,788	$(101,821)	$126,967
Deferred financing costs		59,486	(35,306)	24,180
Other (1)		4,411	—	4,411

Total other assets, net				$155,558

	Amortizable intangibles by segment
	Birds Eye Frozen			$69,581
	Duncan Hines Grocery			48,806
	Specialty Foods			8,580

				$126,967

(1)	As of September 29, 2013 and December 30, 2012, Other primarily consists of security deposits.

Amortization of intangible assets was $3,872 and $11,616 for the three and nine months ended September 29, 2013, respectively. Amortization of intangible assets was $3,879 and $11,647 for the three and nine months ended September 23, 2012, respectively. Estimated amortization expense for each of the next five years and thereafter is as follows: remainder of 2013 -$3,900; 2014—$12,200; 2015—$10,900; 2016—$10,300; 2017—$5,700 and thereafter—$72,400.

Deferred Financing Costs

All deferred financing costs, which relate to the Senior Secured Credit Facility, Senior Subordinated Notes and Senior Notes are amortized into interest expense over the life of the related debt using the effective interest method. As part of the April 2013 Refinancing and debt repayments including usage of the proceeds from the IPO, the Company expensed financing costs of $4,762 and wrote off deferred financing costs of $12,725. In addition, amortization of deferred financing costs was $623 and $3,378 during the three and nine months ended September 29, 2013, respectively. In 2012, as part of the April and September Refinancings, the Company expensed financing costs of $7,526 and wrote off deferred financing costs of $8,091. In addition, amortization of deferred financing costs was $1,910 and $6,745 during the three and nine months ended September 23, 2012, respectively.

The following summarizes deferred financing cost activity:

	Gross Carrying Amount	Accumulated Amortization	Net
Balance, December 30, 2012	$59,486	$(35,306)	$24,180
2013—Additions	7,730	—	7,730
Amortization	—	(3,378)	(3,378)
Write off	(31,228)	18,503	(12,725)

Balance, September 29, 2013	$35,988	$(20,181)	$15,807

7. Goodwill, Tradenames and Other Assets

Goodwill

Goodwill by segment is as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 26, 2010	$578,769	$740,465	$245,161	$1,564,395
Impairments	(51,700)	—	(71,200)	(122,900)

Balance, December 25, 2011	$527,069	$740,465	$173,961	$1,441,495

Balance, December 30, 2012	$527,069	$740,465	$173,961	$1,441,495

The authoritative guidance for business combinations requires that all business combinations be accounted for at fair value under the acquisition method of accounting. The authoritative guidance for goodwill provides that goodwill will not be amortized, but will be tested for impairment on an annual basis or more often when events indicate. The Company completed its annual testing as of December 30, 2012, resulting in no impairment. As a result of the testing in 2011, the Company recognized goodwill impairments of $122.9 million in our Frozen Breakfast, Private label, and Foodservice reporting units. The impairment of $51.7 million in our Frozen Breakfast reporting unit was driven by our strategic decision, during our annual planning cycle which occurs during the fourth quarter each year, to discontinue substantial portions of our low margin products on a prospective basis, and the aggressive re-entry of a key competitor into the market. This impairment is reported in the Birds Eye Frozen segment. The impairments of $49.7 million and $21.5 million in our Private Label and Foodservice reporting units, respectively, were driven by the loss of a large customer account during the fourth quarter of 2011, compressed operating margins resulting from higher ingredient costs, as well as our strategic decision to discontinue various lower margin products during our annual planning cycle which occurs during the fourth quarter each year. These charges are reported in the Specialty Foods Segment. All goodwill impairments are recorded in the Goodwill impairment charge line in the Consolidated Statements of Operations.

Tradenames

Tradenames by segment are as follows:

	Birds Eye Frozen	Duncan Hines Grocery	Specialty Foods	Total
Balance, December 26, 2010	$821,580	$772,232	$36,000	$1,629,812
Impairments	(24,900)	(400)	—	(25,300)

Balance, December 25, 2011	$796,680	$771,832	$36,000	$1,604,512

Impairments	—	(520)	—	(520)

Balance, December 30, 2012	$796,680	$771,312	$36,000	$1,603,992

The authoritative guidance for indefinite-lived assets provides that indefinite-lived assets will not be amortized, but will be tested for impairment on an annual basis or more often when events indicate. As a result of its annual testing of indefinite-lived assets as of December 30, 2012, the Company recorded impairment charges totaling $0.5 million for its Bernstein’s tradename which is reported in the Duncan Hines Grocery segment In December 2011, the Company recorded an impairment charge of $23.7 million for its Aunt Jemima breakfast tradename and $1.2 million of its Lender’s tradename all of which is reported in the Birds Eye Frozen segment. In December 2011, the Company also recorded an impairment charge of $0.4 million for its Bernstein’s tradename which is reported in the Duncan Hines Grocery segment. All impairment charges were the result of the Company’s reassessment of the longterm sales projections for its branded products during our annual planning cycle which occurs during the fourth quarter each year. These costs were recorded in Other expense (income), net on the Consolidated Statements of Operations.

Other Assets

	December 30, 2012
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(30,365)	$22,445
Customer relationships—Distributors	36	125,746	(28,791)	96,955
Customer relationships—Foodservice	7	36,143	(31,882)	4,261
Customer relationships—Private Label	7	9,214	(8,533)	681
License	7	4,875	(2,250)	2,625

Total amortizable intangibles		$228,788	$(101,821)	$126,967
Deferred financing costs		59,486	(35,306)	24,180
Other (1)		4,411	—	4,411

Total other assets, net				$155,558

	Amortizable intangibles by segment
	Birds Eye Frozen			$69,581
	Duncan Hines Grocery			48,806
	Specialty Foods			8,580

				$126,967

	December 25, 2011
	Weighted Avg Life	Gross Carrying Amount	Accumulated Amortization	Net
Amortizable intangibles
Recipes	10	$52,810	$(25,084)	$27,726
Customer relationships—Distributors	36	125,746	(22,947)	102,799
Customer relationships—Foodservice	7	36,143	(28,472)	7,671
Customer relationships—Private Label	7	9,214	(7,989)	1,225
License	7	4,875	(1,500)	3,375

Total amortizable intangibles		$228,788	$(85,992)	$142,796
Deferred financing costs		77,112	(46,228)	30,884
Financial instruments (see note 11)		1,335	—	1,335
Other (1)		3,834	—	3,834

Total other assets, net				$178,849

	Amortizable intangibles by segment
	Birds Eye Frozen			$76,054
	Duncan Hines Grocery			53,948
	Specialty Foods			12,794

				$142,796

(1)	As of December 30, 2012 and December 25, 2011, Other consists of security deposits.

Amortization of intangible assets was $15,828, $16,175 and $17,170 during the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively. Estimated amortization expense for each of the next five years and thereafter is as follows: 2013—$15,500; 2014—$12,200; 2015—$10,900; 2016—$10,300; 2017—$5,700 and thereafter—$72,400.

Deferred Financing Costs

All deferred financing costs, which relate to the Senior Secured Credit Facility and Senior Notes are amortized into interest expense over the life of the related debt facility using the effective interest method. On April 17, 2012, as part the April 2012 Refinancing, the Company expensed financing costs of $7,526 and wrote off deferred financing costs of $5,450. On August 30, 2012, as part of the September 2012 Refinancing, The Company wrote off deferred financing costs of $2,641. The Company capitalized costs of $9,972 for the fiscal year ended December 30, 2012. These costs primarily consisted of arrangement and legal fees. In addition, amortization of deferred financing costs was $8,585, $11,062 and $13,541 during the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively. For more information on debt refinancings, see Note 9 to the Consolidated Financial Statements for Debt and Interest Expense.

The following summarizes deferred financing cost activity:

	Gross Carrying Amount	Accumulated Amortization	Net
Balance, December 25, 2011	$77,112	$(46,228)	$30,884
2012—Additions	9,972	—	9,972
—Amortization	—	(8,585)	(8,585)
—Write Off	(27,598)	19,507	(8,091)

Balance, December 30, 2012	$59,486	$(35,306)	$24,180